Right-of-Use Assets and Leases - ROU assets within Property, Plant and Equipment (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets and Leases
Property, plant and equipment, net	$ 62,654	$ 65,546
Property, plant and equipment, net - excluding ROU assets
Right-of-Use Assets and Leases
Property, plant and equipment, net	59,778	62,821
ROU assets
Right-of-Use Assets and Leases
Property, plant and equipment, net	$ 2,876	$ 2,725